Long-Term Debt - Revolving Credit Facility - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Oct. 02, 2013
Debt Instrument [Line Items]
Compliance with covenants under the terms of Amended and Restated Revolver	The Company is subject to, and, as of December 31, 2013, was in compliance with, all financial and operational covenants under the terms of the Revolving Credit Facility.
Net availability under the Revolving Credit Facility	$ 475,600,000
Outstanding letters of credit	9,400,000
Revolving Credit Facility, amount outstanding	265,000,000
Amended and Restated Credit Agreements [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		750,000,000
Letters of credit outstanding	9,400,000
Commitment fee to maintain availability of funds	0.15%
Line of credit facility interest rate description	The ACT Revolving Credit Agreement provides that loans thereunder will bear interest, at the Company's choice, of a per annum rate equal to either (a) a base rate, plus an applicable margin per annum varying from 0.00% per annum to 0.75% per annum depending on the Debt Rating or (b) a Eurodollar rate, plus an applicable margin varying from 0.875% per annum to 1.75% per annum depending on the Debt Rating.
Maximum consolidated leverage ratio permitted in year one after the date of acquisition of Actavis Group	4.25
Maximum consolidated leverage ratio permitted in year two after the date of acquisition of Actavis Group	4.00
Maximum consolidated leverage ratio permitted in year three and thereafter after the date of acquisition of Actavis Group	3.50
Amended and Restated Credit Agreements [Member] | Letters of Credit [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	100,000,000
Amended and Restated Credit Agreements [Member] | Swingline [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 50,000,000
Amended and Restated Credit Agreements [Member] | Minimum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Percentage of margin	0.00%
Amended and Restated Credit Agreements [Member] | Minimum [Member] | Eurodollar Rate [Member]
Debt Instrument [Line Items]
Percentage of margin	0.875%
Amended and Restated Credit Agreements [Member] | Maximum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Percentage of margin	0.75%
Amended and Restated Credit Agreements [Member] | Maximum [Member] | Eurodollar Rate [Member]
Debt Instrument [Line Items]
Percentage of margin	1.75%